                        FIRST INVESTORS LIFE SERIES FUND
                       SUPPLEMENT DATED DECEMBER 29, 1997
                       TO PROSPECTUS DATED APRIL 30, 1997



1. Effective January 1, 1998, Kimberly Speegle will co-manage the BLUE CHIP FUND together with Dennis T. Fitzpatrick. Effective January 1, 1998, Ms. Speegle will also join Mr. Fitzpatrick as co-manager of the Blue Chip Fund of Executive Investors Trust, the Blue Chip Fund of First Investors Series Fund and the Growth & Income Fund of First Investors Series Fund II, Inc. Ms. Speegle joined FIMCO in August 1997 as an Assistant Portfolio Manager. From March 1997 to August 1997, Ms. Speegle was an Investment Analyst at Sage Asset Management and from 1992 to 1995 she was a Portfolio Manager for the Clark Family. The biographical information for Mr. Fitzpatrick is in the Prospectus under "Management-Portfolio Managers" on page 33.

2. The following paragraph should be added to "Investment Objectives and Policies-Types of Securities and Their Risks" on page 30:

     WHEN-ISSUED SECURITIES. GROWTH FUND, HIGH YIELD FUND, INTERNATIONAL SECURITIES FUND, INVESTMENT GRADE FUND, TARGET MATURITY 2007 FUND, TARGET MATURITY 2010 FUND and UTILITIES INCOME FUND each may invest up to 5%, and GOVERNMENT FUND may invest up to 25%, of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. Under such an arrangement, delivery of, and payment for, a security occurs up to 60 days after the agreement to purchase the security is made by a Fund. The purchase price to be paid by a Fund and the interest rate on the instruments to be purchased are both selected when a Fund agrees to purchase the securities "when-issued." When a Fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund is permitted to sell when-issued securities prior to issuance of such securities, but will not purchase such securities with that purpose intended. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. For a further discussion of when-issued securities, see "When-Issued Securities" in the SAI.

3. The following paragraph should replace the second paragraph under "Government Fund" on page 15:

     GOVERNMENT FUND may invest in mortgage-backed securities, including those involving Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (which may not borrow from the U.S. Treasury and the securities of which are not guaranteed by the U.S. Government); the Federal Home Loan Bank (which may borrow from the U.S. Treasury to meet its obligations but the securities of which are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (each of which may borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (the securities of which are backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. See "Mortgage-Backed Securities," below.

4. Since early November 1997, the UTILITIES INCOME FUND has been managed by Patricia D. Poitra, Director of Equities. The biographical information for Ms. Poitra is in the Prospectus under "Management-Portfolio Managers" on page 33.

5. The following should be added to the end of the second paragraph on page 2 and the first paragraph under "Investment Objectives and Policies-Blue Chip Fund" on page 12:

It is the Fund's policy to remain relatively fully invested in equity securities under all market conditions rather than to attempt to time the market by maintaining large cash or fixed-income securities positions when market declines are anticipated. The Fund is appropriate for investors who are comfortable with a fully invested stock portfolio.


FILDPRO

                        FIRST INVESTORS LIFE SERIES FUND
                       SUPPLEMENT DATED DECEMBER 29, 1997
                       TO PROSPECTUS DATED APRIL 30, 1997


1. Effective January 1, 1998, Kimberly Speegle will co-manage the BLUE CHIP FUND together with Dennis T. Fitzpatrick. Effective January 1, 1998, Ms. Speegle will also join Mr. Fitzpatrick as co-manager of the Blue Chip Fund of Executive Investors Trust, the Blue Chip Fund of First Investors Series Fund and the Growth & Income Fund of First Investors Series Fund II, Inc. Ms. Speegle joined FIMCO in August 1997 as an Assistant Portfolio Manager. From March 1997 to August 1997, Ms. Speegle was an Investment Analyst at Sage Asset Management and from 1992 to 1995 she was a Portfolio Manager for the Clark Family. The biographical information for Mr. Fitzpatrick is in the Prospectus under "Management-Portfolio Managers" on page 33.

2. The following should be added to the end of the second paragraph on page 2 and the first paragraph under "Investment Objectives and Policies-Blue Chip Fund" on page 12: "It is the Fund's policy to remain relatively fully invested in equity securities under all market conditions rather than to attempt to time the market by maintaining large cash or fixed-income securities positions when market declines are anticipated. The Fund is appropriate for investors who are comfortable with a fully invested stock portfolio."

3.  The second paragraph on the cover page should read as follows:

     Investments in a Fund are only available through purchases of the Level Premium Variable Life Insurance Policies ("Policies") or the Individual Variable Annuity Contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Policy premiums, net of certain expenses, are paid into a unit investment trust, First Investors Life Insurance Company Separate Account B ("Separate Account B"). Purchase payments for the Contracts, net of certain expenses, are also paid into a unit investment trust, First Investors Life Variable Annuity Fund C ("Separate Account C"). Purchase payments for the Contracts are also paid into a unit investment trust, First Investors Life Variable Annuity Fund D ("Separate Account D"). Separate Account B, Separate Account C and Separate Account D ("Separate Accounts") pool these proceeds to purchase shares of a Fund designated by purchasers of the Policies or Contracts. Investments in a Fund are used to fund benefits under the Policies and Contracts. TARGET MATURITY 2007 FUND and TARGET MATURITY 2010 FUND are only offered to Contractowners of Separate Account C and Separate Account D.

4. References in the Prospectus to Separate Accounts B and C should now read "Separate Accounts B, C and D."

5. The following sentence should be inserted as the fourth sentence under "How To Buy Shares" on page 32: "Purchase payments for the Contracts are also paid into a unit investment trust, Separate Account D."

6. The second sentence under "How to Redeem Shares" on page 32 should read as follows: "Redemptions will be made at the next determined net asset value, less any applicable contingent deferred sales charge, of the respective Fund upon receipt of a proper request for redemption or repurchase."

7. Since late May 1997, the INVESTMENT GRADE FUND has been co-managed by Nancy Jones and Clark D. Wagner. The biographical information for both Ms. Jones and Mr. Wagner is in the Prospectus under "Management-Portfolio Managers" on page 34:

8. The following paragraph should be added to "Investment Objectives and Policies-Types of Securities and Their Risks" on page 28:

     WHEN-ISSUED SECURITIES. GROWTH FUND, HIGH YIELD FUND, INTERNATIONAL SECURITIES FUND, INVESTMENT GRADE FUND, TARGET MATURITY 2007 FUND, TARGET MATURITY 2010 FUND and UTILITIES INCOME FUND each may invest up to 5%, and GOVERNMENT FUND may invest up to 25%, of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. Under such an arrangement, delivery of, and payment for, a security occurs up to 60 days after the agreement to purchase the security is made by a Fund. The purchase price to be paid by a Fund and the interest rate on the instruments to be purchased are both selected when a Fund agrees to purchase the securities "when-issued." When a Fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund is permitted to sell when-issued securities prior to issuance of such securities, but will not purchase such securities with that purpose intended. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. For a further discussion of when-issued securities, see "When-Issued Securities" in the SAI.

9. The following paragraph should replace the second paragraph under "Government Fund" on page 14:

     GOVERNMENT FUND may invest in mortgage-backed securities, including those involving Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (which may not borrow from the U.S. Treasury and the securities of which are not guaranteed by the U.S. Government); the Federal Home Loan Bank (which may borrow from the U.S. Treasury to meet its obligations but the securities of which are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (each of which may borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (the securities of which are backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. See "Mortgage-Backed Securities," below.

10. Since early November 1997, the UTILITIES INCOME FUND has been managed by Patricia D. Poitra, Director of Equities. The biographical information for Ms. Poitra is in the Prospectus under "Management-Portfolio Managers" on page 33.



FIL797